Submission	Mar. 25, 2025
Submission [Line Items]
Central Index Key	0000004904
Registrant Name	AMERICAN ELECTRIC POWER CO INC
Registration File Number	333-284963
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES